Operating Expenses, Stock Compensation Expense (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) shares $ / shares	Dec. 31, 2020 USD ($) shares $ / shares	Dec. 31, 2019 USD ($) shares $ / shares
Operating Expense [Abstract]
Expense recognized from stock compensation | $	$ 4,371	$ 4,792	$ 2,532
Stock compensation expense [Abstract]
Contractual life for outstanding stock compensation series	9 months
Vesting value $8.22 [Member]
Stock compensation expense [Abstract]
Fair value of shares vested (in dollars per share) | $ / shares	$ 8.22	$ 8.22
Number of shares vested (in shares) | shares	435,960	32,445
Vesting value $4.25 [Member]
Stock compensation expense [Abstract]
Fair value of shares vested (in dollars per share) | $ / shares	$ 4.25	$ 4.25
Number of shares vested (in shares) | shares	163,764	125,649
Vesting value $5.52 [Member]
Stock compensation expense [Abstract]
Fair value of shares vested (in dollars per share) | $ / shares	$ 5.52
Number of shares vested (in shares) | shares	120,986
Vesting value $3.22 [Member]
Stock compensation expense [Abstract]
Fair value of shares vested (in dollars per share) | $ / shares	$ 3.22
Number of shares vested (in shares) | shares	120,986
Vesting value $3.56 [Member]
Stock compensation expense [Abstract]
Fair value of shares vested (in dollars per share) | $ / shares		$ 3.56
Number of shares vested (in shares) | shares		207,786
Vesting value $4.60 [Member]
Stock compensation expense [Abstract]
Fair value of shares vested (in dollars per share) | $ / shares		$ 4.60	$ 4.60
Number of shares vested (in shares) | shares		235,650	10,435
Vesting value $4.61 [Member]
Stock compensation expense [Abstract]
Fair value of shares vested (in dollars per share) | $ / shares			$ 4.61
Number of shares vested (in shares) | shares			281,094
Vesting value $2.30 [Member]
Stock compensation expense [Abstract]
Fair value of shares vested (in dollars per share) | $ / shares			$ 2.30
Number of shares vested (in shares) | shares			212,823
Vesting value $3.04 [Member]
Stock compensation expense [Abstract]
Fair value of shares vested (in dollars per share) | $ / shares			$ 3.04
Number of shares vested (in shares) | shares			206,118
Vesting value $3.92 [Member]
Stock compensation expense [Abstract]
Fair value of shares vested (in dollars per share) | $ / shares			$ 3.92
Number of shares vested (in shares) | shares			80,101